Contingencies and commitments (Tables)	12 Months Ended
Dec. 31, 2013
Contingencies and commitments
Schedule of future minimum revenues due from customers under non-cancelable operating lease contracts
Years	Amounts

2014	$96,600
2015	75,587
2016	61,207
2017	43,223
2018	38,730
Until 2030	101,476

$416,823